Credit Risk (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Disclosure of Exposures to Credit Risk by Segment
Exposures to credit risk arise in our business segments from:

Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Homes:
–Residential mortgages for customers with good credit quality (prime lending).
–We provide these mostly for owner-occupiers, with buy-to-let mortgages for non-professional landlords.
In Everyday Banking:
–Unsecured lending to individuals, such as loans, credit cards and overdrafts.
–Banking services to businesses with turnover up to £6.5m per annum and simpler borrowing needs. We offer loans, credit cards and overdrafts.

–Financing for cars, vans, motorbikes and leisure vehicles through Santander Consumer (UK) plc (SCUK).
–Through our joint ventures, Hyundai Capital UK Ltd and Volvo Car Financial Services UK Limited, we provide retail point of sale customer finance and wholesale finance facilities (stock finance).

–Loans, bank accounts, treasury services, invoice discounting, cash transmission, trade finance and asset finance.
–We provide these to SMEs and mid-sized corporates with turnover up to £500m per annum, Commercial Real Estate and Social Housing associations.

–Asset and liability management of our balance sheet, as well as non-core and legacy portfolios in run-off.
–Exposures include financial institutions (derivatives and other treasury products), structured products, and sovereign and supranational assets chosen for diversification and liquidity.
–Crown Dependencies - mainly residential mortgages to individuals in Jersey and the Isle of Man.

Disclosure of Type of Credit Risk Mitigation by Portfolio
The types of credit risk mitigation, including collateral, across each of our portfolios are:

Portfolio	Description
Residential mortgages	Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.
Unsecured lending	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Business banking services	Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director but we do not treat these as collateral. We consider the UK Government guarantee supporting losses on amounts lent under its Coronavirus Loan Schemes as collateral with 100% for Bounce Back Loan Scheme (BBLS) and 80% for Coronavirus Business Interruption Loan Scheme (CBILS).
The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance	Collateral is in the form of legal ownership of the vehicle for most loans, with the customer being the registered keeper. Only a very small proportion of business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure the value of the vehicle is appropriate.
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
SME and mid corporate	Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral. Before agreeing the loan, we get an independent professional valuation of the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset charged to us. We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.
Commercial Real Estate	We take a first charge on commercial property as collateral. The loan is subject to criteria such as the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before advancing the loan and where appropriate, a bank representative visits the property, additionally we get an independent professional valuation which typically includes a site visit. Loan agreements typically allow us to obtain revaluations during the term of the loan.
Social Housing	We take a first charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products	These are our High Quality Liquid Assets (HQLA) in our Eligible Liquidity Pool. They are mainly ABS and covered bonds, which hold senior positions in the creditor hierarchy. Their credit rating reflects over-collateralisation in the structure and the assets that underpin their cash flows.
Financial Institutions	We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

Crown Dependencies	We manage the risk on this portfolio in the same way as for mortgages in Retail Banking.

Disclosure of Types of Forbearance
The main types of forbearance we offer are:

Action	Description
Term extension
We can extend the loan term, making each monthly payment smaller. We may offer this if the customer is up to date with payments but shows signs of financial difficulties. We may also offer this if the loan is about to mature and refinancing is not possible on market terms.

Interest-only
Prior to 2016, we offered retail customers temporary concessions to interest-only repayments due to financial difficulty. This concession is no longer available but any such loans that remain on interest-only repayment concession are classed as forborne. For corporate customers, we still consider interest-only concessions on a case by case basis. We only agree to this if we believe their financial problems are temporary and they are going to recover. After the interest-only period, we expect the customer to go back to making full payments of interest and capital once they are in a stronger financial position.

Other payment rescheduling, including capitalisation
For retail customers, we may add the arrears to the mortgage balance (this is known as capitalisation) if they cannot afford to increase their monthly payment to pay off their arrears in a reasonable time but have been making their monthly payments, usually for at least six months. We can also capitalise property charges due to a landlord. We pay them for the customer to avoid the lease being forfeited. We may combine this help with term extensions and, in the past, interest-only concessions. In certain cases we may also offer interest rate concessions.
For corporate customers, we may lower or stop their payments until they have time to recover. We may reschedule payments to better match the customer’s cash flow – for example if the business is seasonal - or provide a temporary increase in facilities to cover peak demand ahead of their trading improving. We might do this by arrears capitalisation or drawing from an overdraft. We may also offer to provide new facilities, interest rate concessions and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

Disclosure of Other Ways to Manage Debt when Cutomer are in Financial Difficulty
When customers are in financial difficulty, we can also manage debt in other ways, depending on the facts of the specific case:

Action	Description
Waiving or changing covenants	If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.
Asking for more collateral or guarantees	If a borrower has unencumbered assets, we may accept more collateral in return for revised financing terms. We may also take a guarantee from companies in the same group and/or major shareholders. We only do this where we believe the guarantor can meet their commitment.
Asking for more equity	Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.

Disclosure of Key Metrics to Measure and Control Credit Risk
We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)	ECL tells us what credit risk is likely to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.
Stages 1, 2 and 3	We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage. We explain how we allocate a facility to Stage 1, 2 or 3 below.
Stage 3 ratio	The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is the main indicator of credit quality performance.
Expected Loss (EL)	EL is based on the CRD IV regulatory capital rules and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default, and we include direct and indirect costs. We base it on our risk models and our assessment of each customer’s credit quality. The rest of our Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS impairment accounting policy, see Note 1 to the Consolidated Financial Statements.

Disclosure of Key Differences between Regulatory EL and IFRS 9 ECL Models
There are differences between the regulatory EL and IFRS 9 ECL approaches. Although our IFRS 9 models use the existing Basel advanced IRB risk components, we need to make adjustments to ensure the outcome is in line with IFRS 9, i.e. the financial reporting standard we use, as follows.

	Basel advanced IRB EL	IFRS 9 ECL
Rating philosophy	Mix of point-in-time, through-the-cycle or hybrid	Point-in-time, forward-looking. Considers a range of economic scenarios
Parameters calibration	Contains regulatory floors and downturn calibration	Unbiased estimate, based on conditions known at the balance sheet date
Calculation timing	Considers aggregation of possible default events in the next 12 months	Considers monthly calculation of parameters, for all possible future default dates. First 12 months are used for Stage 1, full lifetime for Stages 2 and 3
Probability of Default (PD)	PD in the next 12 months	Includes forward-looking economic data and removes conservatism. PD in next 12 months for Stage 1, lifetime for Stages 2 and 3
Loss Given Default (LGD)	Lifetime LGD for defaults in the next 12 months	Modelled without regulatory floors and exclusion of indirect costs
Exposure at Default (EAD)	Exposure at the point of default if the customer defaults in the next 12 months	Recognises ability for exposure to reduce from balance sheet date to default date
SICR	Does not include SICR concept	Includes SICR concept
Discounting applied	At weighted average cost of capital to the default date	At the effective interest rate (EIR) to the balance sheet date

Schedule of Macroeconomic Assumptions for Each Five Scenarios
The table below sets out our macroeconomic assumptions for each of the five scenarios at 31 December 2022:

		Upside 1	Base case	Downside 1	Downside 2	Stubborn Inflation	Weighted
		%	%	%	%	%	%
GDP(1)	2021 (actual)	7.5	7.5	7.5	7.5	7.5	7.5
	2022	4.4	4.4	4.3	3.7	4.2	4.3
	2023	(1.0)	(1.3)	(1.9)	(6.4)	(2.7)	(2.2)
	2024	0.8	0.5	(0.3)	(0.7)	(0.9)	0.0
	2025	2.0	1.6	0.5	1.7	0.2	1.2
	2026	2.0	1.5	0.4	1.5	0.6	1.2
Bank Rate(1)	2021 (actual)	0.25	0.25	0.25	0.25	0.25	0.25
	2022	3.50	3.50	3.50	3.50	3.50	3.50
	2023	3.75	4.00	3.50	3.75	6.00	4.29
	2024	3.00	3.25	2.75	3.00	5.50	3.59
	2025	2.50	2.75	2.50	2.75	3.50	2.85
	2026	2.25	2.50	2.25	2.50	3.00	2.55
HPI(1)	2021 (actual)	8.7	8.7	8.7	8.7	8.7	8.7
	2022	7.6	7.0	7.6	7.6	7.6	7.3
	2023	(8.8)	(10.0)	(10.0)	(15.8)	(10.9)	(10.7)
	2024	(4.3)	0.0	(6.7)	(14.3)	(8.8)	(4.4)
	2025	0.6	2.0	(3.1)	(4.1)	(4.9)	(0.8)
	2026	4.1	3.0	(0.2)	4.7	(0.6)	2.0
Unemployment(1)	2021 (actual)	4.0	4.0	4.0	4.0	4.0	4.0
	2022	3.7	3.8	3.7	4.4	3.7	3.8
	2023	4.7	4.7	5.1	8.5	5.5	5.3
	2024	4.5	5.1	5.4	8.0	5.9	5.6
	2025	4.5	4.5	5.8	7.4	6.4	5.4
	2026	4.4	4.3	6.1	6.8	6.6	5.3

The table below sets out our macroeconomic assumptions for each of the five scenarios at 31 December 2021:

		Upside 1	Base case	Downside 1	Downside 2	Downside 3	Weighted
		%	%	%	%	%	%
GDP(1)	2020	(9.7)	(9.7)	(9.7)	(9.7)	(9.7)	(9.7)
	2021	7.0	6.9	6.8	6.2	5.6	6.7
	2022	4.8	4.6	4.1	(0.7)	(7.5)	2.8
	2023	2.2	1.7	0.9	0.5	3.1	1.4
	2024	1.9	1.5	0.5	1.6	1.5	1.3
	2025	2.1	1.6	0.5	1.7	1.5	1.4
Bank Rate(1)	2020	0.10	0.10	0.10	0.10	0.10	0.10
	2021	0.25	0.25	0.25	0.25	0.25	0.10
	2022	0.75	0.75	0.75	1.00	(0.50)	0.55
	2023	0.75	0.75	0.75	2.00	0.00	0.96
	2024	1.25	0.75	1.00	3.00	0.00	1.24
	2025	1.75	0.75	1.00	2.75	0.00	1.21
HPI(1)	2020	6.9	6.9	6.9	6.9	6.9	6.9
	2021	5.4	5.0	5.4	5.4	(2.5)	4.8
	2022	(0.8)	2.0	(1.8)	(8.3)	(19.6)	(2.0)
	2023	(2.0)	2.0	(4.6)	(13.1)	(9.3)	(3.1)
	2024	1.0	2.0	(3.1)	(4.8)	2.4	(0.4)
	2025	3.8	2.0	(0.7)	4.3	3.3	2.1
Unemployment(1)	2020	5.2	5.2	5.2	5.2	5.2	5.2
	2021	4.4	4.7	4.4	4.4	6.8	4.7
	2022	4.4	4.5	4.8	6.9	11.4	5.4
	2023	4.2	4.4	5.0	6.9	8.7	5.2
	2024	3.9	4.3	5.1	6.4	8.0	5.0
	2025	3.7	4.3	5.4	6.1	7.4	5.0
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.

Schedule of Macroeconomic Asumptions and the Evolution Throughout the Forecast Period
Our macroeconomic assumptions and their evolution throughout the forecast period for 31 December 2022 and 31 December 2021 were:

		Upside 1	Base case	Downside 1	Downside 2	Stubborn Inflation
2022		%	%	%	%	%
House price growth	5-year average increase/decrease	(0.73)	(0.62)	(3.79)	(4.82)	(4.69)
	Peak/(trough) at (1)	(12.79)	(11.19)	(19.00)	(30.69)	(23.12)
GDP	5-year average increase/decrease	1.17	0.75	(0.17)	(0.63)	(0.45)
	Cumulative growth/(fall) to peak/(trough) (2)	5.98	3.80	(0.84)	(3.12)	(2.23)
Unemployment rate	5-year end period	4.17	4.28	6.09	6.23	6.40
	Peak/(trough) at (1)	4.72	5.10	6.12	8.50	6.64
Bank of England bank rate	5-year end period	2.25	2.50	2.25	2.50	3.00
	Peak/(trough) at (1)	3.75	4.00	3.50	4.00	6.00

		Upside 1	Base case	Downside 1	Downside 2	Downside 3
2021		%	%	%	%	%
House price growth	5-year average increase/decrease	1.30	2.00	(1.78)	(3.27)	(6.00)
	Peak/(trough) at (1)	(3.07)	0.00	(9.87)	(24.03)	(32.12)
GDP	5-year average increase/decrease	2.33	1.89	0.93	0.49	(0.58)
	Cumulative growth/(fall) to peak/(trough) (2)	12.19	9.83	4.75	2.48	(2.85)
Unemployment rate	5-year end period	3.60	4.30	5.65	5.95	6.80
	Peak/(trough) at (1)	4.45	4.70	5.65	7.27	11.90
Bank of England bank rate	5-year end period	2.00	0.75	1.00	2.25	0.25
	Peak/(trough) at (1)	2.00	0.75	1.00	3.00	(0.50)
(1)For GDP and house price growth it is the peak to trough change within the 5-year period; for the unemployment rate it is the peak; and for Bank Rate it is the peak or trough.
(2)This is the cumulative growth for the 5-year period.

Schedule of Scenario Weights Applied to Scenarios
The scenario weights we applied for 2022 and 2021 were:

	Upside 1	Base case	Downside 1	Downside 2	Stubborn Inflation	Weighted
Scenario weights	%	%	%	%	%	%
2022	5	50	15	10	20	100

	Upside 1	Base case	Downside 1	Downside 2	Downside 3	Weighted
Scenario weights	%	%	%	%	%	%
2021	5	45	25	20	5	100

Disclosure of Definition of Default by Segment
We define a financial instrument as in default (i.e. credit impaired) for purposes of calculating ECL if it is more than three months past due, or if we have data that suggests the customer is unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail Banking and Consumer Finance
–They have been reported bankrupt or insolvent and are in arrears
–Their loan term has ended, but they still owe us money more than three months later
–They have had forbearance while in default and have failed to perform under the new arrangement terms, or have had multiple forbearance. Performing forborne accounts while not in default are reported in Stage 2

–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property.
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value
–Loans restructured under financial difficulties, classified as forborne transactions, in last 12 months.

Disclosure of Quantitative Criteria to Identify When Exposure Has Increased Credit Risk	The criteria for 2022 were:

For 2022 and 2021
Retail Banking				Consumer Finance(2)	Corporate & Commercial Banking	Corporate Centre
Homes	Everyday Banking (1)
	Personal loans	Credit cards	Overdrafts
30bps	30bps	340bps	260bps	300bps	30bps	Internal rating method
(1)For larger business banking customers we apply the same criteria that we use for Corporate & Commercial Banking.
(2)Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison.

Disclosure of Qualitative Criteria to Identify When Exposure Has Increased Credit Risk
We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of changes in PD. The criteria for 2022 and 2021 were:

Retail Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Homes	Everyday Banking(1)
	Personal loans	Credit cards	Overdrafts
– In forbearance – Default in last 24m – 30 Days past due (DPD) in last 12m – Bankrupt – £100+ arrears	– In Collections – Default in last 12m – £50+ arrears	– In forbearance – Default in last 12m – In Collections – £100+ arrears – Behaviour score indicators	– Fees suspended – Default in last 12m – Debit dormant >35 days – Any excess in month	– In forbearance – Deceased or Insolvent – Court ‘Return of goods’ order or Police watchlist – Agreement terminated – Payment holiday – Cash Collection	– In forbearance – Default in last 12m – Watchlist: proactive management – Default at proxy origination	– Watchlist: proactive management
(1)For larger business banking customers we apply the same criteria that we use for Corporate & Commercial Banking.

Disclosure of ECL by Segment

	Homes	Everyday Banking		Consumer Finance	CCB	Corporate Centre	Total
	Mortgages	Credit Cards	Other
2022	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	134	112	93	65	194	—	598
Individually assessed	—	—	—	—	112	—	112
ECL before JAs	134	112	93	65	306	—	710
JAs
Long-term indeterminate arrears	13	—	—	—	—	—	13
12+ months in arrears	22	—	—	—	—	—	22
UPL loss floor	—	—	15	—	—	—	15
Model underestimation	36	2	19	—	—	—	57
Corporate single large exposure	—	—	—	—	23	—	23
Other	21	1	10	2	3	—	37
Total JAs	92	3	44	2	26	—	167
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain	—	—	—	—	61	—	61
Mortgages affordability	27	—	—	—	—	—	27
Retail Unsecured Affordability	—	15	20	—	—	—	35
SME debt burden	—	—	7	—	—	—	7
Total Affordability and Cost of Living JAs	27	15	27	—	61	—	130
Total ECL	253	130	164	67	393	—	1,007

	Homes	Everyday Banking		Consumer Finance	CCB	Corporate Centre	Total
	Mortgages	Credit Cards	Other
2021	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	121	88	56	52	108	—	425
Individually assessed	—	—	—	—	100	—	100
ECL before JAs	121	88	56	52	208	—	525
JAs
Long-term indeterminate arrears	14	—	—	—	—	—	14
12+ months in arrears	29	—	—	—	—	—	29
Cladding risk	15	—	—	—	—	—	15
UPL loss floor	—	—	21	—	—	—	21
Other JA	(20)	1	9	—	18	—	8
Total non Covid-19 JAs	38	1	30	—	18	—	87
Covid-19 JAs
Corporate lending to segments affected by Covid-19	—	—	—	—	176	—	176
Corporate single large exposure	—	—	—	—	23	—	23
Model underestimation	14	—	14	—	—	—	28
SME debt burden	—	—	9	—	—	—	9
Total Covid-19 JAs	14	—	23	—	199	—	236
Affordability and Cost of Living JAs
Mortgages affordability	18	—	—	—	—	—	18
Total Affordability and Cost of Living JAs	18	—	—	—	—	—	18
Total ECL	191	89	109	52	425	—	866

2022 compared to 2021
JAs reduced from £341m to £297m and the proportion of JAs to total ECL decreased from 39% to 29%. The change in proportion was mainly due to an increase in total ECL driven by the deterioration in the economic environment compared to 2021.
Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses

	Upside 1	Base case	Downside 1	Downside 2	Stubborn Inflation	Weighted
2022	£m	£m	£m	£m	£m	£m
Exposure	312,830	312,830	312,830	312,830	312,830	312,830
Retail Banking	216,383	216,383	216,383	216,383	216,383	216,383
– Homes - Mortgages	195,170	195,170	195,170	195,170	195,170	195,170
– EDB - Credit Cards	12,845	12,845	12,845	12,845	12,845	12,845
– EDB - Other	8,368	8,368	8,368	8,368	8,368	8,368
Consumer Finance	5,739	5,739	5,739	5,739	5,739	5,739
CCB	28,299	28,299	28,299	28,299	28,299	28,299
Corporate Centre	62,409	62,409	62,409	62,409	62,409	62,409

ECL	931	933	994	1,384	1,150	1,007
Retail Banking	490	498	530	831	648	546
– Homes - Mortgages	215	219	245	502	325	253
– EDB - Credit Cards	122	123	127	142	140	130
– EDB - Other	153	156	158	187	183	163
Consumer Finance	65	66	65	69	68	67
CCB	376	369	399	484	434	394
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 2	4.0	4.0	5.0	11.0	7.0	7.0
Retail Banking	4.0	4.0	4.0	10.0	6.0	7.0
– Homes - Mortgages	4.0	4.0	4.0	11.0	6.0	7.0
– EDB - Credit Cards	2.0	2.0	2.0	3.0	3.0	3.0
– EDB - Other	7.0	7.0	7.0	9.0	8.0	8.0
Consumer Finance	6.0	6.0	6.0	6.0	6.0	6.0
CCB	8.0	9.0	9.0	18.0	14.0	12.0
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 3	1.0	1.0	1.0	1.0	1.0	1.0
Retail Banking	1.0	1.0	1.0	1.0	1.0	1.0
– Homes - Mortgages	1.0	1.0	1.0	1.0	1.0	1.0
– EDB - Credit Cards	—	—	—	—	—	—
– EDB - Other	2.0	2.0	2.0	2.0	2.0	2.0
Consumer Finance	1.0	1.0	1.0	1.0	1.0	1.0
CCB	2.0	2.0	2.0	2.0	2.0	2.0
Corporate Centre	—	—	—	—	—	—

	Upside 1	Base case	Downside 1	Downside 2	Downside 3	Weighted
2021	£m	£m	£m	£m	£m	£m
Exposure	319,319	319,319	319,319	319,319	319,319	319,319
Retail Banking	214,979	214,979	214,979	214,979	214,979	214,979
– Homes - Mortgages	193,247	193,247	193,247	193,247	193,247	193,247
– EDB - Credit Cards	12,301	12,301	12,301	12,301	12,301	12,301
– EDB - Other	9,431	9,431	9,431	9,431	9,431	9,431
Consumer Finance	5,298	5,298	5,298	5,298	5,298	5,298
CCB	27,345	27,345	27,345	27,345	27,345	27,345
Corporate Centre	71,697	71,697	71,697	71,697	71,697	71,697

ECL	740	738	849	1,123	1,288	866
Retail Banking	307	286	375	510	662	389
– Homes - Mortgages	134	125	177	283	437	191
– EDB - Credit Cards	78	72	89	102	101	89
– EDB - Other	95	89	109	125	124	109
Consumer Finance	50	51	51	53	54	52
CCB	383	401	423	560	572	425
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 2	5.0	5.0	5.0	6.0	7.0	5.0
Retail Banking	5.0	5.0	5.0	7.0	8.0	5.0
– Homes - Mortgages	6.0	6.0	6.0	7.0	8.0	6.0
– EDB - Credit Cards	2.0	1.0	2.0	2.0	2.0	2.0
– EDB - Other	3.0	3.0	4.0	5.0	4.0	4.0
Consumer Finance	4.0	4.0	4.0	4.0	4.0	4.0
CCB	17.0	16.0	17.0	21.0	21.0	18.0
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 3	1.0	1.0	1.0	1.0	1.0	1.0
Retail Banking	1.0	1.0	1.0	1.0	1.0	1.0
– Homes - Mortgages	1.0	1.0	1.0	1.0	1.0	1.0
– EDB - Credit Cards	—	—	—	—	—	—
– EDB - Other	3.0	3.0	3.0	3.0	3.0	3.0
Consumer Finance	—	—	—	—	—	—
CCB	4.0	4.0	4.0	4.0	4.0	4.0
Corporate Centre	—	—	—	—	—	—

Schedule of Impact on Profit Before Tax of Applying an Immediate and Permanent House Price Increase or Decrease to Our Base Case Economic Scenario Explanatory

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2022	48	32	(61)	(176)
2021	64	40	(69)	(197)

Disclosure of Factors to Measure ECL
For accounts not in default at the reporting date, we estimate a monthly ECL for each exposure and for each month over the forecast period. The lifetime ECL is the sum of the monthly ECLs over the forecast period, while the 12-month ECL is limited to the first 12 months. We calculate each monthly ECL as the discounted value for the relevant forecast month of the product of the following factors:

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)	The likelihood of a borrower defaulting in the following month, assuming it has not closed or defaulted since the reporting date. For each month in the forecast period, we estimate the monthly PD from a range of factors. These include the current risk grade for the exposure, which becomes less relevant further into the forecast period, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.
Exposure at default (EAD)	The amount we expect to be owed if a default event occurs. We determine EAD for each month of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.
Loss given default (LGD)	Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we take into account collateral values as well as the historical discounts to market/book values due to forced sales type.

Disclosure of Maximum and Net Exposure to Credit Risk
The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral(1)
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting(2)	Net exposure
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	46.6	—	46.6	—	—	—	—	—	—	46.6
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Retail Mortgages(4)	188.3	(0.3)	188.0	8.0	—	8.0	—	(191.4)	—	4.6
–Corporate loans	19.1	(0.3)	18.8	9.3	—	9.3	(0.1)	(16.5)	—	11.5
–Finance leases	4.6	(0.1)	4.5	0.4	—	0.4	—	(4.8)	—	0.1
–Accrued interest and other adjustments	0.9	—	0.9	—	—	—	—	—	—	0.9
–Other unsecured loans	7.7	(0.2)	7.5	13.7	(0.1)	13.6	—	—	—	21.1
–Amounts due from fellow Banco Santander group subsidiaries and joint ventures	4.2	—	4.2	—	—	—	—	—	—	4.2
Total loans and advances to customers	224.8	(0.9)	223.9	31.4	(0.1)	31.3	(0.1)	(212.7)	—	42.4
–Loans and advances to banks	1.1	—	1.1	0.4	—	0.4	—	—	—	1.5
–Reverse repurchase agreements – non trading	7.3	—	7.3	—	—	—	—	(7.3)	—	—
–Other financial assets at amortised cost	0.2	—	0.2	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	233.4	(0.9)	232.5	31.8	(0.1)	31.7	(0.1)	(220.0)	—	44.1
Financial assets at fair value at FVOCI:
–Loans and advances to customers	—	—	—	—	—	—	—	—	—	—
–Debt securities	6.0	—	6.0	—	—	—	—	—	—	6.0
Total financial assets at FVOCI	6.0	—	6.0	—	—	—	—	—	—	6.0
Total	286.0	(0.9)	285.1	31.8	(0.1)	31.7	(0.1)	(220.0)	—	96.7

2021
Cash and balances at central banks	50.5	—	50.5	—	—	—	—	—	—	50.5
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Retail Mortgages(4)	178.0	(0.2)	177.8	16.0	—	16.0	—	(181.2)	—	12.6
–Corporate loans	19.3	(0.4)	18.9	7.7	—	7.7	(0.1)	(16.8)	—	9.7
–Finance leases	3.9	(0.1)	3.8	0.3	—	0.3	—	(4.7)	—	(0.6)
–Accrued interest and other adjustments	0.7	—	0.7	—	—	—	—	—	—	0.7
–Other unsecured loans	9.4	(0.2)	9.2	13.3	—	13.3	—	—	—	22.5
–Amounts due from fellow Banco Santander group subsidiaries and joint ventures	3.1	—	3.1	—	—	—	—	—	—	3.1
Total loans and advances to customers	214.4	(0.9)	213.5	37.3	—	37.3	(0.1)	(202.7)	—	48.0
–Loans and advances to banks	1.4	—	1.4	0.4	—	0.4	—	—	—	1.8
–Reverse repurchase agreements – non trading	12.7	—	12.7	—	—	—	—	(12.2)	(0.4)	0.1
–Other financial assets at amortised cost	0.5	—	0.5	—	—	—	—	—	—	0.5
Total financial assets at amortised cost	229.0	(0.9)	228.1	37.7	—	37.7	(0.1)	(214.9)	(0.4)	50.4
Financial assets at FVOCI:
–Loans and advances to customers	—	—	—	—	—	—	—	—	—	—
–Debt securities	5.9	—	5.9	—	—	—	—	—	—	5.9
Total financial assets at FVOCI	5.9	—	5.9	—	—	—	—	—	—	5.9
Total	285.4	(0.9)	284.5	37.7	—	37.7	(0.1)	(214.9)	(0.4)	106.8
(1)The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk - Credit risk management’ section.
(3)Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(4)The collateral value shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.

Disclosure of Difference Between Maximum and Net Exposure to Credit Risk
The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral(1)		Netting(2)	Net exposure
		Cash	Non-cash
2022	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	2.4	—	(1.7)	(0.5)	0.2
–Other financial assets at FVTPL	0.4	—	—	—	0.4
Total	2.8	—	(1.7)	(0.5)	0.6

2021
Financial assets at FVTPL:
–Derivative financial instruments	1.7	—	(0.7)	(0.6)	0.4
–Other financial assets at FVTPL	0.7	—	—	—	0.7
Total	2.4	—	(0.7)	(0.6)	1.1
(1)The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.

Disclosure of Equivalent Credit Rating Grade used by Standard and Poors Ratings Services	In the final column of the table we show the approximate equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

	PD range
	Mid	Lower	Upper	S&P equivalent
Santander UK risk grade	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D

Disclosure of Credit Rating of Financial Assets Subject to Credit Risk	The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 apply. JAs are incorporated in the balances. For more on the credit rating profiles of key portfolios, see the credit risk review section for each business segment.

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other(1)
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures
On balance sheet
Cash and balances at central banks	46.6	—	—	—	—	—	—	—	—	46.6
–Stage 1	46.6	—	—	—	—	—	—	—	—	46.6
Financial assets at amortised cost:
–Loans and advances to customers(2)	9.5	36.5	87.1	52.7	15.2	9.3	5.4	9.0	(0.9)	223.8
–Stage 1	9.5	36.2	85.4	48.4	11.1	4.0	0.5	8.6	(0.1)	203.6
–Stage 2	—	0.3	1.7	4.3	4.1	5.2	2.6	0.2	(0.5)	17.9
–Stage 3	—	—	—	—	—	0.1	2.3	0.2	(0.3)	2.3
Of which mortgages:	9.5	34.1	83.8	45.6	7.3	3.8	3.1	1.1	(0.3)	188.0
–Stage 1	9.5	33.8	82.1	41.6	4.2	0.5	0.1	1.1	—	172.9
–Stage 2	—	0.3	1.7	4.0	3.1	3.2	1.3	—	(0.2)	13.4
–Stage 3	—	—	—	—	—	0.1	1.7	—	(0.1)	1.7
–Loans and advances to banks	0.1	(0.1)	—	—	—	—	—	1.1	—	1.1
–Stage 1	0.1	(0.1)	—	—	—	—	—	1.1	—	1.1
–Reverse repo agreements – non trading	5.4	0.6	0.1	1.1	—	—	—	0.1	—	7.3
–Stage 1	5.4	0.6	0.1	1.1	—	—	—	0.1	—	7.3
–Other financial assets at amortised cost	0.2	—	—	—	—	—	—	—	—	0.2
–Stage 1	0.2	—	—	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	15.2	37.0	87.2	53.8	15.2	9.3	5.4	10.2	(0.9)	232.4
Financial assets at FVOCI:	3.5	2.2	0.3	—	—	—	—	—	—	6.0
–Stage 1	3.5	2.2	0.3	—	—	—	—	—	—	6.0
Total on balance sheet	65.3	39.2	87.5	53.8	15.2	9.3	5.4	10.2	(0.9)	285.0

Total off–balance sheet	0.1	7.2	6.9	6.5	4.9	2.1	0.4	3.7	(0.1)	31.7
–Stage 1	0.1	7.2	6.8	6.4	4.7	1.7	0.2	3.7	—	30.8
–Stage 2	—	—	0.1	0.1	0.2	0.4	0.1	—	(0.1)	0.8
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	65.4	46.4	94.4	60.3	20.1	11.4	5.8	13.9	(1.0)	316.7

ECL
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.2	0.2	0.5	0.0		0.9
–Stage 1	—	—	—	—	0.1	0.0	0.0	0.0		0.1
–Stage 2	—	—	—	—	0.1	0.2	0.2	0.0		0.5
–Stage 3	—	—	—	—	0.0	0.0	0.3	0.0		0.3
Of which mortgages:	—	—	—	—	0.1	0.1	0.1	0.0		0.3
–Stage 1	—	—	—	—				0.0		—
–Stage 2	—	—	—	—	0.1	0.1		0.0		0.2
–Stage 3	—	—	—	—			0.1	0.0		0.1
–Loans and advances to banks	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Total financial assets at amortised cost	—	—	—	—	0.2	0.2	0.5	—		0.9
Financial assets at FVOCI:	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Total on balance sheet	—	—	—	—	0.2	0.2	0.5	—		0.9

Total off–balance sheet	—	—	—	—	—	—	0.1	—		0.1
–Stage 1	—	—	—	—	—	—	—	—		—
–Stage 2	—	—	—	—	—	—	0.1	—		0.1
–Stage 3	—	—	—	—	—	—	—	—		—
Total ECL	—	—	—	—	0.2	0.2	0.6	—		1.0

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2022	%	%	%	%	%	%	%	%	%
Coverage ratio
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:	—	—	—	—	—	—	—	—	—
–Loans and advances to customers(2)	—	—	—	—	1.3	2.2	9.3	—	0.4
–Stage 1	—	—	—	—	0.9	—	—	—	—
–Stage 2	—	—	—	—	2.4	3.8	7.7	—	2.8
–Stage 3	—	—	—	—	—	—	13.0	—	13.0
Of which mortgages:	—	—	—	—	1.4	2.6	3.2	—	0.2
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	3.2	3.1	—	—	1.5
–Stage 3	—	—	—	—	—	—	5.9	—	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	1.3	2.2	9.3	—	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	1.3	2.2	9.3	—	0.3

Total off–balance sheet	—	—	—	—	—	—	25.0	—	0.3
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	100.0	—	12.5
–Stage 3	—	—	—	—	—	—	—	—	—
Total coverage ratio	—	—	—	—	1.0	1.8	10.3	—	0.3

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other(1)		Total
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures
On balance sheet
Cash and balances at central banks	50.5	—	—	—	—	—	—	—	—	50.5
–Stage 1	50.5	—	—	—	—	—	—	—	—	50.5
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	9.0	33.0	85.8	48.6	12.9	10.2	6.0	8.9	(0.9)	213.5
–Stage 1	9.0	32.2	84.3	45.5	10.1	5.0	0.6	8.3	(0.1)	194.9
–Stage 2	—	0.8	1.5	3.1	2.8	5.2	2.8	0.3	(0.4)	16.1
–Stage 3	—	—	—	—	—	—	2.6	0.3	(0.4)	2.5
Of which mortgages:	9.0	30.2	80.5	43.1	6.5	4.7	3.2	0.8	(0.2)	177.8
–Stage 1	9.0	30.0	79.2	40.2	4.2	1.6	0.1	0.8	—	165.1
–Stage 2	—	0.2	1.3	2.9	2.3	3.1	1.3	—	(0.1)	11.0
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7
–Loans and advances to banks	0.2	0.2	1.0	—	—	—	—	—	—	1.4
–Stage 1	0.2	0.2	1.0	—	—	—	—	—	—	1.4
–Reverse repo agreements – non trading	9.7	0.1	1.1	0.6	—	—	—	1.2	—	12.7
–Stage 1	9.7	0.1	1.1	0.6	—	—	—	1.2	—	12.7
–Other financial assets at amortised cost	0.5	—	—	—	—	—	—	—	—	0.5
–Stage 1	0.5	—	—	—	—	—	—	—	—	0.5
Total financial assets at amortised cost	19.4	33.3	87.9	49.2	12.9	10.2	6.0	10.1	(0.9)	228.1
Financial assets at FVOCI:	3.6	2.1	0.2	—	—	—	—	—	—	5.9
–Stage 1	3.6	2.1	0.2	—	—	—	—	—	—	5.9
Total on balance sheet	73.5	35.4	88.1	49.2	12.9	10.2	6.0	10.1	(0.9)	284.5

Total off–balance sheet	0.1	7.3	7.0	6.8	4.5	1.3	0.5	10.2	—	37.7
–Stage 1	0.1	7.0	6.7	6.6	4.3	1.0	0.2	10.2	—	36.1
–Stage 2	—	0.3	0.3	0.2	0.2	0.3	0.2	—	—	1.5
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	73.6	42.7	95.1	56.0	17.4	11.5	6.5	20.3	(0.9)	322.2

ECL
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	—	0.3	0.1	0.5	—	0.9
–Stage 1	—	—	—	—	0.1	—	—	—	0.1
–Stage 2	—	—	—	—	0.2	0.1	0.1	—	0.4
–Stage 3	—	—	—	—	—	—	0.4	—	0.4
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1
–Stage 3	—	—	—	—	—	—	0.1	—	0.1
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.3	0.1	0.5	—	0.9
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.3	0.1	0.5	—	0.9

Total off–balance sheet	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	—	—	—
–Stage 3	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	—	0.3	0.1	0.5	—	0.9

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2021	%	%	%	%	%	%	%	%	%
Coverage ratio
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	—	2.3	1.0	8.3	—	0.4
–Stage 1	—	—	—	—	1.0	—	—	—	0.1
–Stage 2	—	—	—	—	7.1	1.9	3.6	—	2.5
–Stage 3	—	—	—	—	—	—	15.4	—	16.0
Of which mortgages:	—	—	—	—	—	2.1	3.1	—	0.1
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	3.2	—	—	0.9
–Stage 3	—	—	—	—	—	—	5.6	—	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	2.3	1.0	8.3	—	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	2.3	1.0	8.3	—	0.3

Total off–balance sheet	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	—	—	—
–Stage 3	—	—	—	—	—	—	—	—	—
Total coverage ratio	—	—	—	—	1.7	0.9	7.7	—	0.3
(1)Includes cash at hand and smaller cases mainly in the Consumer (auto) finance and commercial mortgages portfolios, as well as loans written as part of the Covid-19 support schemes. We use scorecards for these items, rather than rating models.
(2)Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.

Disclosure of Credit Performance

	Customer Loans							Gross write-offs	Loan Loss Allowances
	Total	Stage 1		Stage 2		Stage 3
2022	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail Banking	194.6	178.0	91.5	14.6	7.4	2.0	1.08	113	504
– Homes - Mortgages	187.1	171.7	91.8	13.6	7.3	1.8	0.99	3	250
– EDB - Credit Cards	2.5	2.1	85.7	0.3	12.9	0.1	2.53	40	120
– EDB - Other(1)	5.0	4.2	82.8	0.7	13.0	0.1	4.30	70	134
Consumer Finance(2)	5.4	5.0	93.0	0.4	6.5	—	0.54	19	67
CCB	18.5	14.5	78.3	3.5	18.8	0.5	3.08	24	362
Corporate Centre	1.2	1.2	99.6	—	0.3	—	0.10	—	—
Total Drawn	219.7	198.7	90.4	18.5	8.4	2.5	1.24	156	933
Retail Banking	21.8	21.2	—	0.5	—	0.1	—	—	42
– Homes - Mortgages	8.0	7.9	—	0.1	—	—	—	—	3
– EDB - Credit Cards	10.3	10.2	—	0.1	—	—	—	—	10
– EDB - Other(1)	3.5	3.1	—	0.3	—	0.1	—	—	29
Consumer Finance(2)	0.4	0.4	—	—	—	—	—	—	—
CCB	9.7	9.3	—	0.4	—	—	—	—	32
Corporate Centre	—	—	—	—	—	—	—	—	—
Total Undrawn	31.9	30.9	—	0.9	—	0.1	—	—	74
Total	251.6	229.6	—	19.4	—	2.6	—	156	1,007

2021	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail Banking	185.6	171.8	92.6	11.7	6.2	2.1	1.15	107	368
– Homes - Mortgages	177.3	164.4	92.7	11.1	6.3	1.8	1.02	5	186
– EDB - Credit Cards	2.4	2.2	90.8	0.2	7.7	—	2.54	39	82
–EDB - Other	5.9	5.2	88.5	0.4	6.6	0.3	4.90	63	100
Consumer Finance	5.0	4.8	95.5	0.2	4.0	—	0.48	25	52
CCB	19.3	13.9	72.0	4.6	23.9	0.8	4.28	58	408
Corporate Centre	0.7	0.7	99.5	—	0.3	—	0.21	—	—
Total Drawn	210.6	191.2	90.8	16.5	8	2.9	1.43	190	828
Retail Banking	29.4	29.2	—	0.2	—	—	—	—	21
– Homes - Mortgages	16.0	15.9	—	0.1	—	—	—	—	5
– EDB - Credit Cards	9.9	9.9	—	—	—	—	—	—	7
–EDB - Other	3.5	3.4	—	0.1	—	—	—	—	9
Consumer Finance	0.3	0.3	—	—	—	—	—	—	—
CCB	8.1	6.7	—	1.3	—	0.1	—	—	17
Corporate Centre	—	—	—	—	—	—	—	—	—
Total Undrawn	37.8	36.2	—	1.5	—	0.1	—	—	38
Total	248.4	227.4	—	18.0	—	3.0	—	190	866
(1)EDB - Other includes £2.5bnof BBLS lending (£2.4bn is BBLS with 100% Government Guarantee), £2.0bn unsecured personal loans and£0.5bn overdrafts.
(2)Consumer Finance - 84% of lending is collateralised on the vehicle.

	2022	2021
	£m	£m
Mortgage loans and advances to customers of which:	187,141	177,297
–Stage 1	171,733	164,381
–Stage 2	13,576	11,118
–Stage 3	1,832	1,798
Loss allowances(1)	253	191

	%	%
Stage 1 ratio(2)	91.76	92.72
Stage 2 ratio(2)	7.25	6.27
Stage 3 ratio	0.99	1.02
(1)The ECL allowance is for both on and off–balance sheet exposures.
(2)Stage 1/Stage 2 exposures as a percentage of customer loans.

		Portfolio of particular interest(1)
	Total	Interest-only	Part interest-only, part repayment (2)	Flexible	LTV >100%	Buy-to-let	Other portfolio
2022	£m	£m	£m	£m	£m	£m	£m
Mortgage portfolio	187,141	41,098	13,759	6,765	372	16,799	129,299
–Stage 1	171,733	35,957	12,380	5,713	218	15,884	120,683
–Stage 2	13,576	4,265	1,161	839	102	876	7,916
–Stage 3	1,832	876	218	213	52	39	700
Stage 3 ratio	0.99%	2.15%	1.60%	3.45%	13.91%	0.23%	0.54%
Properties in possession	47	18	8	3	7	1	16
Balance weighted LTV (indexed)	50%	47%	49%	36%	117%	58%	52%

2021
Mortgage portfolio	177,297	40,906	13,865	8,549	531	14,893	118,874
–Stage 1	164,381	36,459	12,614	7,509	357	14,363	111,947
–Stage 2	11,118	3,630	1,024	796	109	489	6,225
–Stage 3	1,798	817	227	244	65	41	702
Stage 3 ratio	1.02%	2.02%	1.64%	3.06%	12.29%	0.27%	0.59%
Properties in possession	2	1	1	0	1	—	0
Balance weighted LTV (indexed)	52%	48%	52%	39%	118%	61%	53%
(1)Where a loan falls into more than one category, we include it in all the categories that apply. As a result, the sum of the mortgages in the segments of particular interest and the other portfolio does not agree to the total mortgage portfolio.
(2)Mortgage balance includes both the interest-only part of £10,192m (2021: £10,270m) and the non-interest-only part of the loan.

	Business banking	Other unsecured
		Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2022	£m	£m	£m	£m	£m	£m
Loans and advances to customers of which:	2,519	1,982	2,558	461	5,001	7,520
–Stage 1	2,223	1,730	2,192	155	4,077	6,300
–Stage 2	133	231	329	282	842	975
–Stage 3	163	21	37	24	82	245
Loss allowances(1)	19	62	130	82	274	293
Stage 3 undrawn exposures	3				32	35
Stage 3 ratio	6.58%				2.27%	3.71%
Gross write-offs	11				99	110

2021
Loans and advances to customers of which:	3,532	2,000	2,341	438	4,779	8,311
–Stage 1	3,076	1,910	2,125	299	4,334	7,410
–Stage 2	201	73	181	120	374	575
–Stage 3	255	17	35	19	71	326
Loss allowances(1)	22	47	89	40	176	198
Stage 3 undrawn exposures	—				26	26
Stage 3 ratio	7.20%				2.03%	4.23%
Gross write-offs	6				97	103
(1)The ECL allowance is for both on and off–balance sheet exposures

	2022	2021
	£m	£m
Loans and advances to customers of which:	5,384	4,984
–Stage 1	5,005	4,760
–Stage 2	350	200
–Stage 3	29	24
Loss allowances(1)	67	52
Stage 3 undrawn exposures	—	—
Stage 3 ratio	0.54%	0.49%
Gross write offs	19	25
(1)The ECL allowance is for both on and off–balance sheet exposures.
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2022 and 31 December 2021.

2022	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total (1)	Loss allowances
	£m	£m	£m	£m	£m	£m
SME and mid corporate	11,796	431	1,383	513	14,123	355
Commercial Real Estate	4,765	103	480	59	5,407	38
Social Housing	7,979	46	10	—	8,035	1
	24,540	580	1,873	572	27,565	394

2021(2)
SME and mid corporate	11,227	520	2,161	747	14,655	376
Commercial Real Estate	4,344	204	220	81	4,849	46
Social Housing	7,800	—	140	—	7,940	3
	23,371	724	2,521	828	27,444	425
(1)Includes committed facilities and derivatives.
(2)New customer management systems have introduced improved portfolio segmentation information. This has led to a realignment of portfolio segmentation and improved the identification of portfolios of particular interest. Due to this a restatement of the 2021 figures has taken place.

Disclosure of IFRS 9 Credit Quality

	Stage 1	Stage 2	Stage 3	Total
2022	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	178,033	14,551	2,077	194,661
– Homes - Mortgages	171,733	13,576	1,832	187,141
– EDB - Credit Cards	2,192	329	37	2,558
– EDB - Other	4,108	646	208	4,962
Consumer Finance	5,005	350	29	5,384
CCB	14,507	3,476	535	18,518
Corporate Centre	62,405	3	1	62,409
Total on-balance sheet	259,950	18,380	2,642	280,972
Off-balance sheet
Retail Banking(1)	21,176	490	56	21,722
– Homes - Mortgages(1)	7,899	109	21	8,029
– EDB - Credit Cards	10,137	122	29	10,288
– EDB - Other	3,140	259	6	3,405
Consumer Finance	356	—	—	356
CCB	9,331	412	37	9,780
Corporate Centre	—	—	—	—
Total off-balance sheet(2)	30,863	902	93	31,858
Total exposures	290,813	19,282	2,735	312,830

ECL
On-balance sheet
Retail Banking	57	295	152	504
– Homes - Mortgages	24	131	95	250
– EDB - Credit Cards	14	85	21	120
– EDB - Other	19	79	36	134
Consumer Finance	19	27	21	67
CCB	69	155	138	362
Corporate Centre	—	—	—	—
Total on-balance sheet	145	477	311	933
Off-balance sheet
Retail Banking	12	28	2	42
– Homes - Mortgages	2	1	—	3
– EDB - Credit Cards	3	6	1	10
– EDB - Other	7	21	1	29
Consumer Finance	—	—	—	—
CCB	14	11	7	32
Corporate Centre	—	—	—	—
Total off-balance sheet	26	39	9	74
Total ECL	171	516	320	1,007

Coverage ratio(3)%		%	%	%
On-balance sheet
Retail Banking	—	2.0	7.3	0.3
– Homes - Mortgages	—	1.0	5.2	0.1
– EDB - Credit Cards	0.6	25.8	56.8	4.7
– EDB - Other	0.5	12.2	17.3	2.7
Consumer Finance	0.4	7.7	72.4	1.2
CCB	0.5	4.5	25.8	2.0
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	2.6	11.8	0.3
Off-balance sheet
Retail Banking	0.1	5.7	3.6	0.2
– Homes - Mortgages	—	0.9	—	—
– EDB - Credit Cards	—	4.9	3.4	0.1
– EDB - Other	0.2	8.1	16.7	0.9
Consumer Finance	—	—	—	—
CCB	0.2	2.7	18.9	0.3
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	4.3	9.7	0.2
Total coverage	0.1	2.7	11.7	0.3
(1)Off-balance sheet exposures include £2.8bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31.
(3)ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2021 comprised £210.6bn of customer loans, loans and advances to banks of £1.4bn, £13.2bn of sovereign assets measured at amortised cost, £5.9bn of assets measured at FVOCI, and £50.5bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2021	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	171,791	11,693	2,124	185,608
– Homes - Mortgages	164,381	11,118	1,798	177,297
– EDB - Credit Cards	2,125	181	35	2,341
– EDB - Other	5,285	394	291	5,970
Consumer Finance	4,760	200	24	4,984
CCB	13,890	4,602	790	19,282
Corporate Centre	71,693	2	2	71,697
Total on-balance sheet	262,134	16,497	2,940	281,571
Off-balance sheet
Retail Banking(1)	29,123	204	44	29,371
– Homes - Mortgages(1)	15,851	81	18	15,950
– EDB - Credit Cards	9,887	49	24	9,960
– EDB - Other	3,385	74	2	3,461
Consumer Finance	314	—	—	314
CCB	6,714	1,312	37	8,063
Corporate Centre	—	—	—	—
Total off-balance sheet(2)	36,151	1,516	81	37,748
Total exposures	298,285	18,013	3,021	319,319

ECL
On-balance sheet
Retail Banking	53	178	137	368
– Homes - Mortgages	9	88	89	186
– EDB - Credit Cards	15	47	20	82
– EDB - Other	29	43	28	100
Consumer Finance	18	17	17	52
CCB	45	119	244	408
Corporate Centre	—	—	—	—
Total on-balance sheet	116	314	398	828
Off-balance sheet
Retail Banking	12	8	1	21
– Homes - Mortgages	5	0	—	5
– EDB - Credit Cards	3	3	1	7
– EDB - Other	4	5	—	9
Consumer Finance	—	—	—	—
CCB	5	8	4	17
Corporate Centre	—	0	0	—
Total off-balance sheet	17	16	5	38
Total ECL	133	330	403	866

Coverage ratio(3)%		%	%	%
On-balance sheet
Retail Banking	—	1.5	6.5	0.2
– Homes - Mortgages	—	0.8	4.9	0.1
– EDB - Credit Cards	0.7	26.0	57.1	3.5
– EDB - Other	0.5	10.9	9.6	1.7
Consumer Finance	0.4	8.5	70.8	1.0
CCB	0.3	2.6	30.9	2.1
Corporate Centre	—	—	—	—
Total on-balance sheet	—	1.9	13.5	0.3
Off-balance sheet
Retail Banking	—	3.9	2.3	0.1
– Homes - Mortgages	—	—	—	—
– EDB - Credit Cards	—	6.1	4.2	0.1
– EDB - Other	0.1	6.8	—	0.3
Consumer Finance	—	—	—	—
CCB	0.1	0.6	10.8	0.2
Corporate Centre	—	—	—	—
Total off-balance sheet	—	1.1	6.2	0.1
Total coverage	—	1.8	13.3	0.3
(1)Off-balance sheet exposures include £10.6bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31.
(3)ECL as a percentage of the related exposure

Disclosure of Stage 2 Exposures by Classification	The following table analyses our Stage 2 exposures and ECL by the reason the exposure is classified as Stage 2.

		PD deterioration	Forbearance	Other	30 DPD	Mortgage affordability	Retail Unsecured affordability	High risk corporate	Total
Retail Banking Homes - Mortgages	Exposure £m	7,310	449	393	463	4,961	—	—	13,576
	ECL £m	85	2	7	10	27	—	—	131
	Coverage %	1.2	0.4	1.8	2.2	0.5	—	—	1.0
Retail Banking EDB - Credit Cards	Exposure £m	240	—	22	8	—	59	—	329
	ECL £m	63	—	4	4	—	14	—	85
	Coverage %	26.3	—	18.2	50.0	—	23.7	—	25.8
Retail Banking EDB - Other	Exposure £m	303	—	26	178	—	139	—	646
	ECL £m	42	—	6	14	—	17	—	79
	Coverage %	13.9	—	23.1	7.9	—	12.2	—	12.2
Consumer Finance	Exposure £m	159	—	164	27	—	—	—	350
	ECL £m	12	—	5	10	—	—	—	27
	Coverage %	7.5	—	3.0	37.0	—	—	—	7.7
CCB	Exposure £m	1,548	64	684	214	—	—	966	3,476
	ECL £m	81	4	1	10	—	—	59	155
	Coverage %	5.2	6.3	0.1	4.7	—	—	6.1	4.5
Corporate Centre	Exposure £m	—	—	—	3	—	—	—	3
	ECL £m	—	—	—	—	—	—	—	—
	Coverage %	—	—	—	—	—	—	—	—
Total Drawn	Exposure £m	9,560	513	1,289	893	4,961	198	966	18,380
	ECL £m	283	6	23	48	27	31	59	477
	Coverage %	3.0	1.2	1.8	5.4	0.5	15.7	6.1	2.6
Undrawn	ECL £m	19	—	8	6	—	4	2	39
Total Reported	Exposure £m	10,323	625	1,271	937	4,961	199	966	19,282
	ECL £m	302	6	31	54	27	35	61	516

2021
Retail Banking Homes - Mortgages	Exposure £m	5,138	650	600	489	4,241	—	—	11,118
	ECL £m	57	4	2	7	18	—	—	88
	Coverage %	1.1	0.6	0.3	1.4	0.4	—	—	0.8
Retail Banking EDB - Credit Cards	Exposure £m	160	—	13	7	—	—	—	180
	ECL £m	41	—	2	4	—	—	—	47
	Coverage %	25.6	—	15.4	57.1	—	—	—	26.1
Retail Banking EDB - Other	Exposure £m	150	—	6	239	—	—	—	395
	ECL £m	22	—	1	20	—	—	—	43
	Coverage %	14.7	—	16.7	8.4	—	—	—	10.9
Consumer Finance	Exposure £m	42	11	130	17	—	—	—	200
	ECL £m	6	2	4	5	—	—	—	17
	Coverage %	14.3	18.2	3.1	29.4	—	—	—	8.5
CCB	Exposure £m	463	272	445	313	—	—	3,109	4,602
	ECL £m	19	8	17	1	—	—	74	119
	Coverage %	4.1	2.9	3.8	0.3	—	—	2.4	2.6
Corporate Centre	Exposure £m	—	—	2	—	—	—	—	2
	ECL £m	—	—	—	—	—	—	—	—
	Coverage %	—	—	—	—	—	—	—	—
Total Drawn	Exposure £m	5,953	933	1,196	1,065	4,241	—	3,109	16,497
	ECL £m	145	14	26	37	18	—	74	314
	Coverage %	2.4	1.5	2.2	3.5	0.4	—	2.4	1.9
Undrawn	ECL £m	8	1	1	2	—	—	4	16
Total Reported	Exposure £m	6,192	1,016	1,332	1,205	4,272	—	3,996	18,013
	ECL £m	153	15	27	39	18	—	78	330

Disclosure of Stage 2 Exposures by Cure Period
The following table analyses our Stage 2 exposures and the related ECL by whether or not they are in a cure period at the balance sheet date:

	2022			2021
	Exposure	ECL	Coverage	Exposure	ECL	Coverage
	£m	£m	%	£m	£m	%
Stage 2 not in cure period	13,156	439	3.3	13,351	286	2.1
Stage 2 in cure period (for transfer to Stage 1)	6,126	77	1.3	4,662	44	0.9
	19,282	516	2.7	18,013	330	1.8

Disclosure of Stage 3 Exposures by Cure Period
The following table analyses our Stage 3 exposures and the related ECL by whether or not they are in a cure period at the balance sheet date.

	2022			2021
	Exposure	ECL	Coverage	Exposure	ECL	Coverage
	£m	£m	%	£m	£m	%
Stage 3 not in cure period	2,421	286	11.8	N/A	N/A	N/A
Stage 3 in cure period (for transfer to Stage 2)	314	34	10.8	N/A	N/A	N/A
	2,735	320	11.7	3,021	403	13.3

Disclosure of ECL Reconciliation
The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL, and the total assets as presented in the Consolidated Balance Sheet. The Credit risk review disclosures exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2022	£m	£m	£m	£m	£m
Retail Banking	194,661	504	194,157	21,722	42
–Homes - Mortgages(1)	187,141	250	186,891	8,029	3
–EDB - Credit Cards(2)	2,558	120	2,438	10,288	10
–EDB - Other (3)	4,962	134	4,828	3,405	29
Consumer Finance	5,384	67	5,317	356	—
Corporate & Commercial Banking	18,518	362	18,156	9,780	32
Corporate Centre	62,409	—	62,409	—	—
Total exposures presented in Credit Quality tables	280,972	933	280,039	31,858	74
Joint ventures			4,165
Other items			904
Adjusted net carrying amount			285,108
Assets classified at FVTPL			2,873
Non-financial assets(3)			4,262
Total assets per the Consolidated Balance Sheet			292,243

2021
Retail Banking	185,608	368	185,240	29,371	21
–Homes(1)	177,297	186	177,111	15,950	5
–EDB - Credit Cards(2)	2,341	82	2,259	9,960	7
–EDB - Other(3)	5,970	100	5,870	3,461	9
Consumer Finance	4,984	52	4,932	314	—
Corporate & Commercial Banking	19,282	408	18,874	8,063	17
Corporate Centre	71,697	—	71,697	—	—
Total exposures presented in Credit Quality tables	281,571	828	280,743	37,748	38
Joint ventures			3,080
Other items			656
Adjusted net carrying amount			284,479
Assets classified at FVTPL			2,396
Non-financial assets(3)			6,801
Total assets per the Consolidated Balance Sheet			293,676
(1)Off-balance sheet exposures include offers in the pipeline and undrawn flexible mortgages products.
(2)Off-balance sheet exposures include credit cards.
(3)Non-financial assets include £(2,654)m (2021: £85m) of Macro hedge of interest rate risk.
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	298,285	133	18,013	330	3,021	403	319,319	866
Transfers from Stage 1 to Stage 2(3)	(9,100)	(25)	9,100	25	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	7,207	133	(7,207)	(133)	—	—	—	—
Transfers to Stage 3(3)	(621)	(4)	(624)	(32)	1,245	36	—	—
Transfers from Stage 3(3)	10	1	758	150	(768)	(151)	—	—
Transfers of financial instruments	(2,504)	105	2,027	10	477	(115)	—	—
Net ECL remeasurement on stage transfer(4)	—	(110)	—	98	—	110	—	98
Change in economic scenarios(2)	—	37	—	123	—	3	—	163
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	48,194	42	1,119	76	64	24	49,377	142
Redemptions, repayments and assets sold(7)	(55,332)	(35)	(2,065)	(60)	(950)	(35)	(58,347)	(130)
Changes in risk parameters and other movements(6)	2,170	(1)	188	(61)	377	87	2,735	25
Assets written off(7)	—	—	—	—	(254)	(157)	(254)	(157)
At 31 December 2022	290,813	171	19,282	516	2,735	320	312,830	1,007
Net movement in the period	(7,472)	38	1,269	186	(286)	(83)	(6,489)	141

ECL charge/(release) to the Income Statement		38		186		74		298
Less: Discount unwind		—		—		(13)		(13)
Less: Recoveries net of collection costs		—		—		36		36
Total ECL charge/(release) to the Income Statement		38		186		97		321
Discontinued operations ECL adjustment		—		—		—		—
ECL charge/(release) to the Income Statement from continued operations		38		186		97		321

At 1 January 2021	307,416	216	18,380	592	2,996	569	328,792	1,377
Transfers from Stage 1 to Stage 2(3)	(6,805)	(9)	6,805	9	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	5,883	167	(5,883)	(167)	—	—	—	—
Transfers to Stage 3(3)	(572)	(3)	(532)	(20)	1,104	23	—	—
Transfers from Stage 3(3)	14	2	455	62	(469)	(64)	—	—
Transfers of financial instruments	(1,480)	157	845	(116)	635	(41)	—	—
Net remeasurement of ECL on stage transfer(4)	—	(133)	—	26	—	64	—	(43)
Change in economic scenarios(2)	—	(7)	—	(151)	—	(12)	—	(170)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	50,863	31	936	26	24	19	51,823	76
Redemptions, repayments and assets sold(7)	(63,659)	(70)	(3,441)	(67)	(519)	(68)	(67,619)	(205)
Changes in risk parameters and other movements(6)	5,145	(61)	1,293	20	182	63	6,620	22
Assets written off (7)	—	—	—	—	(297)	(191)	(297)	(191)
At 31 December 2021	298,285	133	18,013	330	3,021	403	319,319	866
Net movement in the period	(9,131)	(83)	(367)	(262)	25	(166)	(9,473)	(511)

ECL charge/(release) to the Income Statement		(83)		(262)		25		(320)
Less: Discount unwind		—		—		(11)		(11)
Less: Recoveries net of collection costs		—		—		87		87
Total ECL charge/(release) to the Income Statement		(83)		(262)		101		(244)
Discontinued operations ECL adjustment		11		—		—		11
ECL charge/(release) to the Income Statement from continued operations		(72)		(262)		101		(233)
(1)Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements. Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
(3)Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
(4)Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
(6)Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
(7)Exposures and ECL for facilities that existed at the start of the period but not at the end.
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 128 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	180,232	14	11,199	88	1,816	89	193,247	191
Transfers from Stage 1 to Stage 2(3)	(5,833)	(1)	5,833	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	2,961	16	(2,961)	(16)	—	—	—	—
Transfers to Stage 3(3)	(278)	(2)	(448)	(11)	726	13	—	—
Transfers from Stage 3(3)	3	—	280	9	(283)	(9)	—	—
Transfers of financial instruments	(3,147)	13	2,704	(17)	443	4	—	—
Net ECL remeasurement on stage transfer(4)	—	(15)	—	40	—	8	—	33
Change in economic scenarios(2)	—	1	—	21	—	2	—	24
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	35,028	7	529	11	1	—	35,558	18
Redemptions, repayments and assets sold(7)	(32,565)	(3)	(1,229)	(11)	(415)	(12)	(34,209)	(26)
Changes in risk parameters and other movements(6)	84	9	482	—	18	7	584	16
Assets written off (7)	—	—	—	—	(10)	(3)	(10)	(3)
At 31 December 2022	179,632	26	13,685	132	1,853	95	195,170	253
Net movement in the period	(600)	12	2,486	44	37	6	1,923	62

ECL charge/(release) to the Income Statement		12		44		9		65
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Total ECL charge/(release) to the Income Statement		12		44		6		62

At 1 January 2021	170,794	17	10,470	131	1,813	132	183,077	280
Transfers from Stage 1 to Stage 2(3)	(5,439)	(2)	5,439	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	3,782	21	(3,782)	(21)	—	—	—	—
Transfers to Stage 3(3)	(242)	(2)	(451)	(4)	693	6	—	—
Transfers from Stage 3(3)	3	—	353	15	(356)	(15)	—	—
Transfers of financial instruments	(1,896)	17	1,559	(8)	337	(9)	—	—
Net ECL remeasurement on stage transfer(4)	—	(18)	—	10	—	9	—	1
Change in economic scenarios(2)	—	(1)	—	(67)	—	(12)	—	(80)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	33,292	6	332	2	1	—	33,625	8
Redemptions, repayments and assets sold(7)	(25,073)	(3)	(1,435)	(6)	(332)	(16)	(26,840)	(25)
Changes in risk parameters and other movements(6)	3,115	(4)	273	26	13	(10)	3,401	12
Assets written off (7)	—	—	—	—	(16)	(5)	(16)	(5)
At 31 December 2021	180,232	14	11,199	88	1,816	89	193,247	191
Net movement in the period	9,438	(3)	729	(43)	3	(43)	10,170	(89)

ECL charge/(release) to the Income Statement		(3)		(43)		(38)		(84)
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Total ECL charge/(release) to the Income Statement		(3)		(43)		(41)		(87)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 128 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	20,682	51	698	98	352	49	21,732	198
Transfers from Stage 1 to Stage 2(3)	(841)	(7)	840	8	—	—	(1)	1
Transfers from Stage 2 to Stage 1(3)	155	22	(155)	(22)	—	—	—	—
Transfers to Stage 3(3)	(158)	(1)	(56)	(7)	214	7	—	(1)
Transfers from Stage 3(3)	7	—	14	4	(21)	(5)	—	(1)
Transfers of financial instruments	(837)	14	643	(17)	193	2	(1)	(1)
Net ECL remeasurement on stage transfer(4)	—	(22)	—	91	—	30	—	99
Change in economic scenarios(2)	—	(2)	—	26	—	—	—	24
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,312	12	253	38	16	10	2,581	60
Redemptions, repayments and assets sold (7)	(2,829)	(11)	(176)	(10)	(483)	(5)	(3,488)	(26)
Changes in risk parameters and other movements(6)	249	1	(62)	(35)	324	83	511	49
Assets written off(7)	—	—	—	—	(122)	(110)	(122)	(110)
At 31 December 2022	19,577	43	1,356	191	280	59	21,213	293
Net movement in the period	(1,105)	(8)	658	93	(72)	10	(519)	95

Charge/(release) to the Income Statement		(8)		93		120		205
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		1		1
Total ECL charge/(release) to the Income Statement		(8)		93		117		202

At 1 January 2021	21,089	57	791	201	105	50	21,985	308
Transfers from Stage 1 to Stage 2(3)	(214)	(2)	214	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	418	81	(418)	(81)	—	—	—	—
Transfers to Stage 3(3)	(284)	(1)	(36)	(10)	320	11	—	—
Transfers from Stage 3(3)	5	1	11	5	(16)	(6)	—	—
Transfers of financial instruments:	(75)	79	(229)	(84)	304	5	—	—
Net ECL remeasurement on stage transfer(4)	—	(78)	—	39	—	23	—	(16)
Change in economic scenarios(2)	—	(4)	—	(19)	—	—	—	(23)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,150	13	84	12	9	4	2,243	29
Redemptions, repayments and assets sold(7)	(3,023)	(11)	(101)	(16)	(29)	(5)	(3,153)	(32)
Changes in risk parameters and other movements(6)	541	(6)	153	(34)	77	74	771	34
Assets written off(7)	—	1	—	(1)	(114)	(102)	(114)	(102)
At 31 December 2021	20,682	51	698	98	352	49	21,732	198
Net movement in the period	(407)	(6)	(93)	(103)	247	(1)	(253)	(110)

Charge/(release) to the Income Statement		(7)		(102)		101		(8)
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		(51)		(51)
Total ECL charge/(release) to the Income Statement		(7)		(102)		46		(63)
The following table shows changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level analysis on page 128 also apply to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	5,074	18	200	17	24	17	5,298	52
Transfers from Stage 1 to Stage 2(3)	(232)	(2)	232	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	68	2	(68)	(2)	—	—	—	—
Transfers to Stage 3(3)	(13)	—	(10)	(2)	22	2	(1)	—
Transfers from Stage 3(3)	—	—	1	1	(1)	(1)	—	—
Transfers of financial instruments	(177)	—	155	(1)	21	1	(1)	—
Net ECL remeasurement on stage transfer(4)	—	(2)	—	9	—	10	—	17
Change in economic scenarios(2)	—	—	—	—	—	—	—	—
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,225	7	110	8	3	2	2,338	17
Redemptions, repayments and assets sold(7)	(1,232)	(5)	(77)	(7)	—	—	(1,309)	(12)
Changes in risk parameters and other movements(6)	(529)	1	(38)	1	18	10	(549)	12
Assets written off(7)	—	—	—	—	(37)	(19)	(37)	(19)
At 31 December 2022	5,361	19	350	27	29	21	5,740	67
Net movement in the period	287	1	150	10	5	4	442	15

Charge/(release) to the Income Statement		1		10		23		34
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(5)		(5)
Total ECL charge/(release) to the Income Statement		1		10		16		27

At 1 January 2021	7,824	44	379	37	58	37	8,261	118
Transfers from Stage 1 to Stage 2(3)	(98)	(1)	98	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	105	6	(105)	(6)	—	—	—	—
Transfers to Stage 3(3)	(8)	—	(8)	(2)	16	2	—	—
Transfers from Stage 3(3)	5	—	3	2	(8)	(2)	—	—
Transfers of financial instruments:	4	5	(12)	(5)	8	—	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	(2)	—	—	—	(2)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,212	6	70	4	3	2	2,285	12
Redemptions, repayments and assets sold(7)	(4,063)	(19)	(142)	(6)	(19)	(3)	(4,224)	(28)
Changes in risk parameters and other movements(6)	(903)	(18)	(95)	(12)	11	6	(987)	(24)
Assets written off(7)	—	—	—	1	(37)	(25)	(37)	(24)
At 31 December 2021	5,074	18	200	17	24	17	5,298	52
Net movement in the period	(2,750)	(26)	(179)	(20)	(34)	(20)	(2,963)	(66)

Charge/(release) to the Income Statement		(26)		(21)		5		(42)
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		9		9
Total ECL charge/(release) to the Income Statement		(26)		(21)		14		(33)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 128 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	20,604	50	5,914	127	827	248	27,345	425
Transfers from Stage 1 to Stage 2(3)	(2,195)	(14)	2,195	14	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,023	92	(4,023)	(92)	—	—	—	—
Transfers to Stage 3(3)	(172)	(1)	(111)	(13)	283	14	—	—
Transfers from Stage 3(3)	—	—	463	135	(463)	(135)	—	—
Transfers of financial instruments	1,656	77	(1,476)	44	(180)	(121)	—	—
Net ECL remeasurement on stage transfer(4)	—	(72)	—	(41)	—	61	—	(52)
Change in economic scenarios(2)	—	38	—	76	—	—	—	114
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	8,629	16	228	19	43	12	8,900	47
Redemptions, repayments and assets sold(7)	(9,019)	(15)	(584)	(32)	(53)	(17)	(9,656)	(64)
Changes in risk parameters and other movements(6)	1,968	(11)	(194)	(27)	21	(14)	1,795	(52)
Assets written off (7)	—	—	—	—	(86)	(24)	(86)	(24)
At 31 December 2022	23,838	83	3,888	166	572	145	28,298	394
Net movement in the period	3,234	33	(2,026)	39	(255)	(103)	953	(31)

ECL charge/(release) to the Income Statement		33		39		(79)		(7)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		42		42
Total ECL charge/(release) to the Income Statement		33		39		(40)		32

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	20,952	77	6,311	199	1,020	350	28,283	626
Transfers from Stage 1 to Stage 2(3)	(1,055)	(4)	1,055	4	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	1,579	60	(1,579)	(60)	—	—	—	—
Transfers to Stage 3(3)	(38)	—	(37)	(3)	75	3	—	—
Transfers from Stage 3(3)	1	—	88	40	(89)	(40)	—	—
Transfers of financial instruments	487	56	(473)	(19)	(14)	(37)	—	—
Net ECL remeasurement on stage transfer(4)	—	(39)	—	(22)	—	31	—	(30)
Change in economic scenarios(2)	—	(2)	—	(62)	—	(1)	—	(65)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	13,208	6	450	8	12	13	13,670	27
Redemptions, repayments and assets sold(7)	(16,644)	(15)	(1,357)	(17)	(139)	(42)	(18,140)	(74)
Changes in risk parameters and other movements(6)	2,601	(33)	983	40	54	(7)	3,638	—
Assets written off (7)	—	—	—	—	(106)	(59)	(106)	(59)
At 31 December 2021	20,604	50	5,914	127	827	248	27,345	425
Net movement in the period	(348)	(27)	(397)	(72)	(193)	(102)	(938)	(201)

ECL charge/(release) to the Income Statement		(27)		(72)		(43)		(142)
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		56		56
Total ECL charge/(release) to the Income Statement		(27)		(72)		9		(90)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 128 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	71,693	—	2	—	2	—	71,697	—
Transfers from Stage 1 to Stage 2(3)	—	—	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	—	—	—	—	—	—	—	—
Transfers to Stage 3(3)	—	—	—	—	—	—	—	—
Transfers from Stage 3(3)	—	—	—	—	—	—	—	—
Transfers of financial instruments	—	—	—	—	—	—	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	—	—	—	—	—
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	—	—	—	—	—	—	—	—
Redemptions, repayments and assets sold (7)	(9,687)	—	—	—	—	—	(9,687)	—
Changes in risk parameters and other movements(6)	399	—	1	—	(1)	—	399	—
Assets written off (7)	—	—	—	—	—	—	—	—
At 31 December 2022	62,405	—	3	—	1	—	62,409	—
Net movement in the period	(9,288)	—	1	—	(1)	—	(9,288)	—

ECL charge/(release) to the Income Statement		—		—		—		—
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		—		—
Total ECL charge/(release) to the Income Statement		—		—		—		—

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	75,540	12	—	—	—	—	75,540	12
Transfers from Stage 1 to Stage 2(3)	—	—	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	—	—	—	—	—	—	—	—
Transfers to Stage 3(3)	—	—	—	—	—	—	—	—
Transfers from Stage 3(3)	—	—	—	—	—	—	—	—
Transfers of financial instruments	—	—	—	—	—	—	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	—	—	—	—	—
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	—	—	—	—	—	—	—	—
Redemptions, repayments and assets sold(7)	(3,749)	(12)	—	—	—	—	(3,749)	(12)
Changes in risk parameters and other movements(6)	(98)	—	2	—	2	—	(94)	—
Assets written off (7)	—	—	—	—	—	—	—	—
At 31 December 2021	71,693	—	2	—	2	—	71,697	—
Net movement in the period	(3,847)	(12)	2	—	2	—	(3,843)	(12)

ECL charge/(release) to the Income Statement		(12)		—		—		(12)
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		—		—
Total ECL charge/(release) to the Income Statement		(12)		—		—		(12)

Disclosure of Country Risk Exposures
The tables below show our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in line with IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit. We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place. If so, we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation. The table below excludes balances with other Banco Santander group members. We show them separately in the section that immediately follows.

	2022						2021
		Financial institutions						Financial institutions
	Governments	Banks(1)	Other	Retail	Corporate	Total(2)	Governments	Banks(1)	Other	Retail	Corporate	Total(2)
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Eurozone
Ireland	—	—	2.3	—	0.1	2.4	—	—	5.3	—	—	5.3
Spain	—	—	—	—	—	—	—	—	—	—	0.1	0.1
France	0.1	0.8	0.5	—	—	1.4	0.1	0.3	0.2	—	—	0.6
Germany	—	0.3	—	—	0.1	0.4	—	0.5	—	—	—	0.5
Luxembourg	—	—	—	—	—	—	—	—	0.1	—	—	0.1
Other(3)	0.3	0.5	—	—	—	0.8	0.3	0.8	—	—	—	1.1
	0.4	1.6	2.8	—	0.2	5.0	0.4	1.6	5.6	—	0.1	7.7
Other countries
UK	46.6	1.8	6.2	220.2	26.8	301.6	50.2	2.1	9.9	217.8	28.7	308.7
US	0.1	1.0	—	—		1.1	0.5	0.8	—	—	—	1.3
Japan	1.1	0.3	—	—	—	1.4	1.0	0.2	—	—	—	1.2
Switzerland	1.2	—	—	—	—	1.2	—	—	—	—	—	—
Other	0.1	0.8	0.2	1.3	0.5	2.9	0.3	0.2	0.1	0.7	0.1	1.4
	49.1	3.9	6.4	221.5	27.3	308.2	52.0	3.3	10.0	218.5	28.8	312.6
Total	49.5	5.5	9.2	221.5	27.5	313.2	52.4	4.9	15.6	218.5	28.9	320.3
(1)Excludes balances with central banks.
(2)Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets.
(3)Includes The Netherlands £0.1bn (2021: £0.2bn), Belgium £0.6bn (2021: £0.7bn), and Finland £0.1bn (2021: £nil).

Disclosure of Balances with Other Banco Santander Group Companies
At 31 December 2022 and 31 December 2021, we had gross balances with other Banco Santander group members as follows:

	2022				2021
	Financial institutions				Financial institutions
	Banks	Other	Corporate	Total	Banks	Other	Corporate	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Assets
Spain	1.4	—	—	1.4	1.0	—	—	1.0
UK	—	4.2	—	4.2	—	3.1	—	3.1
	1.4	4.2	—	5.6	1.0	3.1	—	4.1
Liabilities
Spain	1.7	0.1	—	1.8	1.4	0.1	—	1.5
UK	—	1.2	—	1.2	—	1.2	—	1.2
Uruguay	—	—	—	—	0.1	—	—	0.1
	1.7	1.3	—	3.0	1.5	1.3	—	2.8

Disclosure of Borrower Profile

	Stock				New business
	2022		2021		2022		2021
	£m	%	£m	%	£m	%	£m	%
Home movers(1)	77,708	41	75,879	43	12,221	36	13,537	43
Remortgagers(2)	53,936	29	51,336	29	10,644	31	8,031	25
First-time buyers	38,698	21	35,189	20	8,129	24	6,206	19
Buy-to-let	16,799	9	14,893	8	3,133	9	4,239	13
	187,141	100	177,297	100	34,127	100	32,013	100
(1)'Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house.
(2)'Remortgagers’ are new customers who are taking a new mortgage with us

Disclosure of Interest Rate Profile of Mortgage Assets Stock
The interest rate profile of our maturing mortgage asset stock was:

	2022		2021
	£m	%	£m	%
Fixed rate	166,281	89	149,517	84
Of which maturing:
–< 12 months	39,123	21	30,067	17
–Later than 1 year but no later than 3 years	39,056	21	41,753	24
–Later than 3 years but no later than 4 years	24,584	13	24,799	14
–Later than 4 years but no later than 5 years	25,290	14	21,276	12
–Later than 5 years	38,228	20	31,622	18
Variable rate	12,511	7	17,124	10
Standard Variable Rate (SVR)	5,682	3	7,876	4
Follow on Rate (FoR)	2,667	1	2,780	2
	187,141	100	177,297	100

Disclosure of Geographic Distribution of Mortgage Assets Stock

	Stock		New business
	2022	2021	2022	2021
Region	£bn	£bn	£bn	£bn
London	47.8	45.3	8.3	8.3
Midlands and East Anglia	26.0	24.1	5.3	4.7
North	24.8	23.5	4.7	3.8
Northern Ireland	2.9	3.0	0.3	0.3
Scotland	6.8	6.6	1.2	1.0
South East excluding London	59.3	56.4	10.6	10.5
South West, Wales and other	19.5	18.4	3.7	3.4
	187.1	177.3	34.1	32.0

Disclosure of Mortgage Loan Size
The split of our mortgage asset by size was:

Mortgage loan size	2022	2021
>£1.0m	2%	2%
£0.5m to £1.0m	10%	9%
£0.25m to £0.5m	31%	30%
<£0.25m	57%	59%
Average loan size (stock)	£184k	£174k
Average loan size (new business)	£237k	£234k

Disclosure of LTV Distribution of Mortgage Assets Stock
This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, and new business. We also show the collateral value and average LTV. We use our estimate of the property value at the balance sheet date and include fees that have been added to the loan. For flexible products, we only include the drawn amount, not undrawn limits.

	2022					2021
	Stock		Stage 3		New	Stock		Stage 3		New
	Total	ECL	Total	ECL	Business	Total	ECL	Total	ECL	Business
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	88,841	37	1,116	14	4,890	80,058	25	944	9	4,997
>50-60%	36,356	29	284	11	4,014	30,854	22	301	10	4,379
>60-70%	34,350	50	197	16	6,104	33,344	25	226	11	6,517
>70-80%	17,977	46	110	15	10,094	24,511	31	155	14	10,242
>80-90%	7,369	29	42	9	6,002	6,632	21	68	10	4,558
>90-100%	1,876	17	32	9	2,999	1,367	16	39	9	1,270
>100%	372	45	52	21	24	531	51	65	26	50
	187,141	253	1,833	95	34,127	177,297	191	1,798	89	32,013
Collateral value (1)	187,093		1,824		34,126	177,222		1,786		32,012

	%		%		%	%		%		%
Average LTV - Balance weighted(2)(3)	50		47		69	52		51		66
(1)Collateral value is limited to the balance of each loan and excludes the impact of any over-collateralisation. Includes collateral against loans in negative equity of £323m (2021: £455m).
(2)Balance weighted LTV = (Loan 1 balance x (Loan 1 Balance/Loan 1 latest property valuation) + (Loan 2 balance x (loan 2 balance/Loan 2 latest property valuation)+ ...) /(Loan 1 balance + Loan 2 balance+...).
(3) Simple average stock LTV 39% (2021: 41%).

Disclosure of Loan Modifications
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2022	2021
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	317	424
–Net modification loss	7	9
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	91	152
From March 2020 to March 2021, we provided mortgage customers with payment holiday terms in line with UK Government and FCA guidance. The scheme has now ceased. The following table provides information on such loan modifications.

	2022	2021
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	658
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	—	8
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	Business banking	Credit cards	Overdrafts	Total
2022	£m	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	7	7	14
–Net modification gain	—	7	6	13
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	3	1	4

2021
Financial assets modified in the period:
–Amortised cost before modification	—	13	9	22
–Net modification gain	—	5	4	9
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	4	2	6
From March 2020 to March 2021, we provided business banking and other unsecured lending customers with payment holiday terms. The following table provides information on such loan modifications.

	Business banking	Other unsecured	Total
2022	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	—	—
–Net modification gain	—	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	—	—

2021
Financial assets modified in the period:
–Amortised cost before modification	—	9	9
–Net modification gain	—	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	1	1
From March 2020 to March 2021, we provided Consumer Finance customers with payment holiday terms. The following table provides information on such loan modifications.

	2022	2021
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	54
–Net modification loss	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the ECL allowance changed to 12-month measurement in the period	95	226
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2022	2021
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	240	243
–Net modification gain/ (loss)	8	(5)
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	15	29

Disclosure of Forbearance Balances
The balances at 31 December 2022 and 31 December 2021, analysed by their staging at the period-end and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Total (audited)	Loss allowances
2022	£m	£m	£m	£m	£m	£m
Stage 2	311	320	240	6	877	11
Stage 3	299	140	65	190	694	31
	610	460	305	196	1,571	42
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%

2021
Stage 2	388	444	273	4	1,109	12
Stage 3	217	75	73	111	476	26
	605	519	346	115	1,585	38
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%
(1)We base forbearance type on the first forbearance on the accounts.
The balances at 31 December 2022 and 31 December 2021 were:

	Interest-only(2)	Flexible	LTV >100%	Buy-to-Let
2022	£m	£m	£m	£m
Total	292	36	10	15
–Stage 2	112	19	1	11
–Stage 3	180	17	9	4

2021
Total	419	35	13	11
–Stage 2	280	24	3	8
–Stage 3	139	11	10	3
(1)Where a loan falls into more than one category, we have included it in all the categories that apply.
(2)Comprises full interest-only loans and part interest-only, part repayment loans.
The balances (audited) at 31 December 2022 and 31 December 2021 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2022	£m	£m	£m	£m	£m	£m
Total	3	1	34	16	51	54
–Stage 2	—	1	6	2	9	9
–Stage 3	3	—	28	14	42	45

2021
Total	2	1	38	15	54	56
–Stage 2	—	—	7	3	10	10
–Stage 3	2	1	31	12	44	46
We only make forbearance arrangements for lending to customers. The balances (audited) at 31 December 2022 and 31 December 2021, analysed by their staging at the period–end and the forbearance we applied, were:

	2022	2021
	£m	£m
Stock(1)
–Term extension	98	150
–Interest-only	238	239
–Other payment rescheduling	219	204
	555	593
Of which:
–Stage 1	17	20
–Stage 2	173	303
–Stage 3	365	270
	555	593
Proportion of portfolio	2.0%	2.4%
(1)We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.

Disclosure of Segments Exposure by Credit Rating
These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2022	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	336	923	2,341	3,299	5,327	1,791	106	14,123
Commercial Real Estate	—	2	111	2,044	2,128	936	185	1	5,407
Social Housing	44	4,028	3,956	6	—	—	—	1	8,035
	44	4,366	4,990	4,391	5,427	6,263	1,976	108	27,565
Of which:
Stage 1	39	4,364	4,944	4,202	4,773	4,289	386	108	23,105
Stage 2	5	2	46	189	654	1,974	1,018	—	3,888
Stage 3	—	—	—	—	—	—	572	—	572

2021
SME and mid corporate	—	659	714	2,397	3,067	5,545	2,207	66	14,655
Commercial Real Estate	—	126	137	1,471	2,228	638	249	—	4,849
Social Housing	52	3,961	3,759	9	—	53	—	106	7,940
	52	4,746	4,610	3,877	5,295	6,236	2,456	172	27,444
Of which:
Stage 1	52	3,809	4,359	3,604	4,192	4,138	380	169	20,703
Stage 2	—	937	251	239	1,086	2,005	1,509	(114)	5,913
Stage 3	—	—	—	34	17	93	567	117	828
(1)Smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.
These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2022	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate Centre
Sovereign and Supranational	53,910	1,077	—	—	—	—	—	—	54,987
Structured Products	136	1,162	875	—	—	—	—	—	2,173
Financial Institutions	1,191	676	635	26	—	—	—	—	2,528
Crown Dependencies	—	—	—	—	—	—	—	1,141	1,141
	55,237	2,915	1,510	26	—	—	—	1,141	60,829
Of which:
Stage 1	55,237	2,915	1,510	26	—	—	—	1,137	60,825
Stage 2	—	—	—	—	—	—	—	3	3
Stage 3	—	—	—	—	—	—	—	1	1

2021
Corporate Centre
Sovereign and Supranational	57,415	1,051	—	—	—	—	—	—	58,466
Structured Products	573	1,064	197	41				—	1,875
Financial Institutions	501	534	361	7	—	—	—	—	1,403
Crown Dependencies	—	—	—	—	—	—	—	742	742
	58,489	2,649	558	48	—	—	—	742	62,486
Of which:
Stage 1	58,489	2,649	558	48	—	—	—	740	62,484
Stage 2	—	—	—	—	—	—	—	2	2
Stage 3	—	—	—	—	—	—	—	—	—
(1)Smaller exposures mainly in the commercial mortgage portfolio, and Crown Dependencies residential mortgages portfolio. We use scorecards for them, instead of a rating model.
(2)Commercial mortgages and residual structured and asset finance loans (shipping, aviation and structured finance).

Disclosure of Segments Exposure by Geographical Distribution
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2022					2021
	UK	Europe	US	Rest of World	Total	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	14,091	32	—	—	14,123	14,612	43	—	—	14,655
Commercial Real Estate	5,407	—	—	—	5,407	4,849	—	—	—	4,849
Social Housing	8,035	—	—	—	8,035	7,940	—	—	—	7,940
	27,533	32	—	—	27,565	27,401	43	—	0	27,444
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2022					2021
	UK	Europe	US	Rest of World	Total	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	50,806	1,886	83	2,212	54,987	54,651	950	469	2,396	58,466
Structured Products	1,379	422	4	368	2,173	1,219	656	—	0	1,875
Financial Institutions	1,075	1,036	230	187	2,528	536	572	81	214	1,403
Crown Dependencies	—	—	—	1,141	1,141	—	—	—	742	742
	53,260	3,344	317	3,908	60,829	56,406	2,178	550	3,352	62,486

Disclosure of Segments Exposures by Gross and Net Credit Exposure

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2022	£m	£m	£m
SME and mid corporate	513	169	344
Commercial Real Estate	59	30	29
	572	199	373

2021
SME and mid corporate	747	307	440
Commercial Real Estate	81	37	44
	828	344	484